Financial Risk Management - The closing loss allowances for trade receivables and contract assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of Provision for loss allowance for both trade receivables and contract assets
Balance at January 1,	$ 845,860
Balance at December 31,	1,088,834	$ 845,860
Trade receivables and contract assets
Reconciliation of Provision for loss allowance for both trade receivables and contract assets
Balance at January 1,	157,564
Balance at December 31,	177,755	157,564
Trade receivables and contract assets | Provision for loss allowance
Reconciliation of Provision for loss allowance for both trade receivables and contract assets
Balance at January 1,	(21,061)	(22,368)
Bad debts of the year	(10,648)	(8,215)
Recoveries	3,864	4,321
Write off	(2,139)	(2,856)
Translation differences and inflation adjustment	(284)	2,345
Balance at December 31,	$ (25,990)	$ (21,061)